Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000037627 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class R Shares
Trading Symbol	BSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	1.00%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 668,280,579
Holdings Count | Holding	609
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(b)Excludes short-term securities.
C000198224 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Class K Shares
Trading Symbol	PSGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[2]
Net Assets	$ 668,280,579
Holdings Count | Holding	609
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(b)Excludes short-term securities.
C000004049 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Investor A Shares
Trading Symbol	CSGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.75%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[3]
Net Assets	$ 668,280,579
Holdings Count | Holding	609
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(b)Excludes short-term securities.
C000004047 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	PSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Small Cap Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.50%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[4]
Net Assets	$ 668,280,579
Holdings Count | Holding	609
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$668,280,579
Number of Portfolio Holdings	609
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	24.3%
Health Care	23.0%
Information Technology	21.0%
Financials	10.1%
Consumer Discretionary	7.5%
Materials	3.9%
Energy	3.8%
Consumer Staples	2.0%
Communication Services	1.9%
Utilities	0.8%
Real Estate	0.7%
Short-Term Securities	5.3%
Liabilities in Excess of Other Assets	(4.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Bloom Energy Corp., Class A	2.1%
Fabrinet	1.3%
Advanced Energy Industries, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.1%
Kratos Defense & Security Solutions, Inc.	0.9%
Dycom Industries, Inc.	0.9%
Ensign Group, Inc. (The)	0.9%
Nextpower, Inc., Class A	0.8%
Sterling Infrastructure, Inc.	0.8%
Guardant Health, Inc.	0.7%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.